UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2009 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 24.3%
Brady Corporation (Class A)	431,500	$12,392,680
Charles River Laboratories International, Inc.*	460,035	17,012,094
CLARCOR, Inc.	320,000	10,035,200
Copart, Inc.*	303,800	10,089,198
Life Technologies Corporation*	535,000	24,904,250
Manpower Inc.	300,000	17,013,000
ScanSource, Inc.*	803,363	22,751,240
		$114,197,662
PRODUCER DURABLE GOODS — 17.9%
Actuant Corporation (Class A)	400,000	$6,424,000
Franklin Electric Co., Inc.	285,900	8,196,753
Graco Inc.	501,300	13,971,231
HNI Corporation	627,933	14,819,219
IDEX Corporation	540,900	15,118,155
WABCO Holdings Inc.	625,000	13,125,000
Zebra Technologies Corporation (Class A)*	486,900	12,625,317
		$84,279,675
RETAILING — 13.5%
CarMax, Inc.*	1,017,412	$21,263,911
O’Reilly Automotive, Inc.*	600,000	21,684,000
Signet Jewelers Limited	773,200	20,358,356
		$63,306,267
ENERGY — 9.7%
FMC Technologies, Inc.*	195,000	$10,186,800
Helix Energy Solutions Group, Inc.*	660,900	9,900,282
Noble Corporation	670,000	25,433,200
		$45,520,282
HEALTH CARE — 8.8%
Bio-Rad Laboratories, Inc. (Class A)*	187,200	$17,199,936
Lincare Holdings Inc.*	480,000	15,000,000
Varian Medical Systems, Inc.*	53,200	2,241,316
VCA Antech, Inc.*	250,000	6,722,500
		$41,163,752
TRANSPORTATION — 6.7%
Heartland Express, Inc.	1,046,000	$15,062,400
Knight Transportation, Inc.	963,000	16,159,140
		$31,221,540
TECHNOLOGY — 4.2%
Maxim Integrated Products, Inc.	392,000	$7,110,880
Microchip Technology Incorporated	474,951	12,586,201
		$19,697,081
ENTERTAINMENT — 3.5%
Carnival Corporation (Class A)*	499,900	$16,636,672
FINANCIAL — 2.3%
Brown & Brown, Inc.	557,300	$10,677,868

TOTAL COMMON STOCKS — 90.9% (Cost $337,866,995)		$426,700,799

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$1,950,000
ProLogis (Series G)	120,000	2,364,000
TOTAL PREFERRED STOCKS — 0.9% (Cost $5,726,454)		$4,314,000

CONVERTIBLE BONDS AND DEBENTURES
Diodes, Inc. — 2.25% 2026	$2,000,000	$1,907,500
Transocean, Inc. — 1.5% 2037	2,000,000	1,942,500
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 0.8% (Cost $2,770,000)		$3,850,000

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 4.6%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$2,940,000
Central Garden & Pet Company — 9.125% 2013	3,000,000	3,018,750
Deluxe Corporation — 5% 2012	2,000,000	1,823,440
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	2,002,880
Invacare Corporation — 9.75% 2015	3,000,000	3,180,000
Nova Chemicals Corporation — 6.5% 2012	1,970,000	1,942,499
PolyOne Corporation — 6.58% 2011	1,500,000	1,478,505
Rock-Tenn Co. — 9.25% 2016	2,000,000	2,145,000
Titan International, Inc. — 8% 2012	3,000,000	2,902,500
		$21,433,574
U.S. GOVERNMENT AGENCY — 0.0%
Government National Mortgage Association (Mobile Home) — 9.75% 2010	$42,399	$43,730
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.6% (Cost $21,299,678)		$21,477,304

TOTAL INVESTMENT SECURITIES — 97.2% (Cost $367,663,127)		$456,342,103

SHORT-TERM INVESTMENTS — 2.8% (Cost $13,311,867)
Toyota Motor Credit Corporation — 0.1% 10/1/09	$5,312,000	$5,312,000
Chevron Funding Corporation — 0.12% 10/6/09	8,000,000	7,999,867
		$13,311,867
TOTAL INVESTMENTS — 100.0% (Cost $380,974,994) — Note 2		$469,653,970
Other assets and liabilities, net — 0.0%		(75,935)
TOTAL NET ASSETS — 100.0%		$469,578,035

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Company classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2009:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Business Services & Supplies	$114,197,662	—	—	$114,197,662
Producer Durable Goods	84,279,675	—	—	84,279,675
Retailing	63,306,267	—	—	63,306,267
Energy	45,520,282	—	—	45,520,282
Health Care	41,163,752	—	—	41,163,752
Transportation	31,221,540	—	—	31,221,540
Technology	19,697,081	—	—	19,697,081
Entertainment	16,636,672	—	—	16,636,672
Financial	10,677,868	—	—	10,677,868
Preferred Stocks	4,314,000	—	—	4,314,000
Convertible Bonds & Debentures	—	$3,850,000	—	3,850,000
Non-Convertible Bonds & Debentures	—	21,477,304	—	21,477,304
Short-Term Investments	—	13,311,867	—	13,311,867
Total Investments	$431,014,799	$38,639,171	—	$469,653,970

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $368,168,705 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$109,032,628
Gross unrealized depreciation:	(20,859,230)
Net unrealized appreciation:	$88,173,398

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 25, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: November 25, 2009